SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Segment Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segments operating income	$ 4,746	$ (2,854)	$ 6,737
Intercompany (income) losses on intersegment sales	342	241	(100)
Operating income (loss)	5,088	(2,613)	6,637
Segments assets	97,525	90,926	105,275
Intercompany elimination	(1,240)	(1,588)	(1,845)
Total assets	$ 96,285	$ 89,338	$ 103,430